Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurements
Fair Value Measurements for reconciliation of bullion holdings

	December 31, 2017	December 31, 2016
	$	$
Balance at beginning of year	885,981,474	678,629,331
Purchases	13,450,769	111,950,640
Sales	(1,604,223)	(2,610,022)
Realized losses on sales and redemptions for physical bullion	(966,565)	(2,391,049)
Change in unrealized gains (losses)	57,726,059	100,402,574
Balance at end of year	954,587,514	885,981,474